Document and Entity Information	Nov. 16, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 16, 2021
Entity Registrant Name	Leo Holdings III Corp.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40125
Entity Tax Identification Number	98-1584830
Entity Address, Address Line One	Albany Financial Center
Entity Address, Address Line Two	South Ocean Blvd Suite #507
Entity Address, Address Line Three	New Providence
Entity Address, City or Town	Nassau
Entity Address, Country	BS
Entity Address, Postal Zip Code	00000
City Area Code	310
Local Phone Number	800 1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001840780
Class A Ordinary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	LIII
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	LIII WS
Security Exchange Name	NYSE
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-fifth of one redeemable warrant
Trading Symbol	LIII.U
Security Exchange Name	NYSE